STATUTORY CAPITAL AND SURPLUS	12 Months Ended
Dec. 31, 2020
STATUTORY CAPITAL AND SURPLUS
STATUTORY CAPITAL AND SURPLUS
10.	STATUTORY CAPITAL AND SURPLUS